Pioneer Diversified
High Income Fund, Inc.

Schedule of Investments | July 31, 2021

Ticker Symbol: HNW

	Shares		Value
		UNAFFILIATED ISSUERS - 145.6%
		COMMON STOCKS - 0.7% of Net Assets
		Energy Equipment & Services - 0.4%
	21,079(a)	FTS International, Inc.	$411,884
	3,884+^(a)	Superior Energy Services, Inc.	123,317
		Total Energy Equipment & Services	$535,201
		Household Durables - 0.0%†
	89,094(a)	Desarrolladora Homex SAB de CV	$130
		Total Household Durables	$130
		Oil, Gas & Consumable Fuels - 0.2%
	6(a)	Amplify Energy Corp.	$19
	218,823+(a)	PetroQuest Energy, Inc.	93,000
	5,709(a)	Summit Midstream Partners LP	213,003
		Total Oil, Gas & Consumable Fuels	$306,022
		Specialty Retail - 0.1%
	42,088+^(a)	Targus Cayman SubCo, Ltd.	$64,395
		Total Specialty Retail	$64,395
		TOTAL COMMON STOCKS
		(Cost $1,010,399)	$905,748
		PREFERRED STOCKS - 0.5% of Net Assets
		Banks - 0.1%
	2,887(b)	GMAC Capital Trust I, 5.941% (3 Month USD LIBOR + 579 bps), 2/15/40	$76,881
		Total Banks	$76,881
		Diversified Financial Services - 0.4%
	500(a)(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$541,250
		Total Diversified Financial Services	$541,250
		Internet - 0.0%†
	50,188	MYT Holding LLC, 10.0%, 6/6/29	$52,221
		Total Internet	$52,221
		TOTAL PREFERRED STOCKS
		(Cost $647,921)	$670,352
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 1.9% of Net Assets
	1,000,000(d)	AIG CLO, Ltd., Series 2019-2A, Class E, 7.375% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)	$989,389
	500,000(d)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.834% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	475,637
	1,000,000(d)	MCF CLO VII LLC, Series 2017-3A, Class ER, 9.291% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	975,124
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,463,043)	$2,440,150
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1% of Net Assets
	120,000(d)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.8% (SOFR30A + 475 bps), 1/25/51 (144A)	$121,126
	23,296	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	15,195
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $136,440)	$136,321
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.3% of Net Assets
	1,000,000(b)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)	$989,554
	500,000(d)	BPR Trust, Series 2021-WILL, Class E, 6.843% (1 Month USD LIBOR + 675 bps), 6/15/38 (144A)	499,996
	588,625(d)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.9% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)	588,625
	288,017(d)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.35% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	288,017
	1,000,000(d)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	1,000,244
	70,000(d)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.8% (SOFR30A + 775 bps), 1/25/51 (144A)	83,179
	834,498(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	726,339
	1,000,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.001% (1 Month USD LIBOR + 690 bps), 8/25/29	814,232
	569,892(d)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.351% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	563,066
	1,000,000(d)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.101% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	1,014,387
	1,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.0%, 1/25/31 (144A)	486,132
	12,333,286	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.1%, 1/25/31 (144A)	92,845
	1,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.1%, 1/25/31 (144A)	7,112
	8,434,587(b)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.236%, 7/25/40	628,431
	500,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167%, 4/15/46	385,587
	117,787	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)	117,730
	226,325(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	181,060
	750,000(d)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.093% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	535,694
	Principal Amount USD ($)		Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	750,000(d)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.839% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	$785,883
	900,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	769,903
	500,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	468,726
	497,171(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	504,853
	1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	803,450
	1,660,500(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.602%, 11/15/48 (144A)	1,153,251
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $14,149,895)	$13,488,296
		CONVERTIBLE CORPORATE BONDS - 2.1% of Net Assets
		Airlines - 0.1%
	225,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$199,688
		Total Airlines	$199,688
		Banks - 0.0%†
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$5,621
		Total Banks	$5,621
		Chemicals - 1.5%
	1,900,000(e)	Hercules LLC, 6.5%, 6/30/29	$1,907,125
		Total Chemicals	$1,907,125
		Entertainment - 0.2%
	345,000(f)	DraftKings, Inc., 3/15/28 (144A)	$302,392
		Total Entertainment	$302,392
		Mining - 0.2%
	160,000	Ivanhoe Mines, Ltd., 2.5%, 4/15/26 (144A)	$200,072
		Total Mining	$200,072
		Pharmaceuticals - 0.1%
	300,000	Tricida, Inc., 3.5%, 5/15/27	$115,170
		Total Pharmaceuticals	$115,170
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $2,342,582)	$2,730,068
		CORPORATE BONDS - 105.7% of Net Assets
		Advertising - 2.5%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$209,750
	645,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	668,607
	535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	557,909
	1,768,000(g)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	1,800,354
		Total Advertising	$3,236,620
		Aerospace & Defense - 0.3%
	280,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	$325,839
	105,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	116,287
		Total Aerospace & Defense	$442,126
		Agriculture - 0.7%
	815,000	Kernel Holding SA, 6.5%, 10/17/24 (144A)	$867,119
		Total Agriculture	$867,119
		Airlines - 5.5%
	680,000(h)	Aerovias de Mexico SA de CV, 7.0%, 2/5/25 (144A)	$567,800
	200,000	Air Canada, 3.875%, 8/15/26 (144A)	200,052
	155,000	Delta Air Lines, Inc., 7.375%, 1/15/26	182,434
	500,000	Gol Finance SA, 7.0%, 1/31/25 (144A)	464,047
	2,115,000	Gol Finance SA, 8.0%, 6/30/26 (144A)	2,104,425
	645,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	701,438
	1,915,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	2,023,883
EUR	1,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	967,450
		Total Airlines	$7,211,529
		Auto Manufacturers - 0.9%
	1,095,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$1,153,856
		Total Auto Manufacturers	$1,153,856
		Auto Parts & Equipment - 1.2%
	840,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	$904,142
	555,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	614,496
		Total Auto Parts & Equipment	$1,518,638
		Banks - 6.8%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$202,296
	300,000(b)	Banco de Galicia y Buenos Aires SAU, 7.962% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	279,003
	1,135,000(b)	Banco GNB Sudameris SA, 7.5% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	1,159,130
	685,000(b)(c)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	826,117
	650,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	712,562
	1,453,000(b)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	1,580,021
	247,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	252,557
	911,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	945,162
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	391,738
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	257,765
	250,000(b)(c)	Natwest Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	295,155
	Principal Amount USD ($)		Value
		Banks - (continued)
	400,000(b)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	$400,600
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	211,240
	460,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	462,213
	540,000	Turkiye Vakiflar Bankasi TAO, 6.5%, 1/8/26 (144A)	553,824
	344,000(b)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	350,003
		Total Banks	$8,879,386
		Building Materials - 1.5%
	273,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$292,110
	350,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	361,210
	199,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	203,975
	1,001,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	1,088,588
		Total Building Materials	$1,945,883
		Chemicals - 1.6%
	404,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$434,300
	300,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	401,911
	280,000	Olin Corp., 9.5%, 6/1/25 (144A)	349,650
	336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	346,080
	600,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	635,250
		Total Chemicals	$2,167,191
		Commercial Services - 5.7%
	285,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.0%, 6/1/29 (144A)	$285,356
	245,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	259,394
	585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	641,218
	450,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	477,000
	1,384,000	Atento Luxco 1 SA, 8.0%, 2/10/26 (144A)	1,526,315
	1,023,000	Garda World Security Corp., 6.0%, 6/1/29 (144A)	1,001,261
	958,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	1,044,220
	935,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	975,813
MXN	3,960,000	Red de Carreteras de Occidente SAB de CV, 9.0%, 6/10/28 (144A)	203,762
	558,000	Sotheby’s, 7.375%, 10/15/27 (144A)	596,028
	411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	434,000
		Total Commercial Services	$7,444,367
		Computers - 0.9%
	130,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$133,002
	865,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	881,534
	80,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	87,900
	75,000	NCR Corp., 8.125%, 4/15/25 (144A)	81,469
		Total Computers	$1,183,905
		Diversified Financial Services - 9.6%
	1,110,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$1,196,025
	1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	965,000
	371,284(i)	Avation Capital SA, 8.25% (8.25% PIK 9.00% cash), 10/31/26 (144A)	302,597
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	595,416
	1,480,000	Credito Real SAB de CV SOFOM ER, 8.0%, 1/21/28 (144A)	1,271,616
GBP	440,000	Deuce Finco, 5.5%, 6/15/27 (144A)	609,414
	530,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	496,880
EUR	235,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	289,051
GBP	400,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	576,613
	1,073,814(i)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.50% cash), 9/15/24 (144A)	1,079,183
GBP	615,000	Jerrold Finco Plc, 5.25%, 1/15/27 (144A)	889,861
	500,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)	503,125
	455,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	474,338
	75,000	OneMain Finance Corp., 6.625%, 1/15/28	86,625
	215,000	OneMain Finance Corp., 8.875%, 6/1/25	236,496
	615,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	619,336
	355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	364,656
	1,174,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	1,100,625
	910,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	988,078
		Total Diversified Financial Services	$12,644,935
		Electric - 2.1%
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$460,436
	460,000(b)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	530,840
	420,000	NRG Energy, Inc., 6.625%, 1/15/27	434,784
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	332,864
	137,675	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	147,307
	710,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	647,747
	235,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	156,275
	7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	7,263
		Total Electric	$2,717,516
		Electrical Components & Equipment - 0.5%
	350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$376,246
	245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	272,955
		Total Electrical Components & Equipment	$649,201
		Energy-Alternate Sources - 0.6%
	745,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$776,663
		Total Energy-Alternate Sources	$776,663
	Principal Amount USD ($)		Value
		Engineering & Construction - 1.4%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$207,250
	1,425,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	1,569,410
	332,094(h)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	89,665
		Total Engineering & Construction	$1,866,325
		Entertainment - 3.4%
	510,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$560,837
	200,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	203,500
	305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	346,022
	900,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	937,044
	295,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	317,863
	295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	330,807
	1,574,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	1,670,423
	86,000	SeaWorld Parks & Entertainment, Inc., 9.5%, 8/1/25 (144A)	92,880
		Total Entertainment	$4,459,376
		Environmental Control - 0.4%
	493,000	Tervita Corp., 11.0%, 12/1/25 (144A)	$565,718
		Total Environmental Control	$565,718
		Food - 2.0%
	555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$575,668
GBP	380,000	Boparan Finance Plc, 7.625%, 11/30/25 (144A)	467,310
	1,310,000	Frigorifico Concepcion SA, 7.7%, 7/21/28 (144A)	1,360,763
	225,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	242,438
		Total Food	$2,646,179
		Forest Products & Paper - 0.3%
	379,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$401,975
		Total Forest Products & Paper	$401,975
		Healthcare-Products - 0.2%
	265,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$295,539
		Total Healthcare-Products	$295,539
		Healthcare-Services - 3.7%
	290,000	AHP Health Partners, Inc., 5.75%, 7/15/29 (144A)	$293,262
	670,000	Auna SAA, 6.5%, 11/20/25 (144A)	688,432
	280,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	295,876
	550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	590,348
	357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	379,366
	1,066,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	1,161,940
	200,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	208,000
	1,165,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	1,265,015
		Total Healthcare-Services	$4,882,239
		Home Builders - 1.5%
	885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$968,013
	390,000	Empire Communities Corp., 7.0%, 12/15/25 (144A)	410,962
	211,000	KB Home, 6.875%, 6/15/27	252,409
	340,000	KB Home, 7.625%, 5/15/23	365,500
		Total Home Builders	$1,996,884
		Home Furnishings - 0.9%
EUR	930,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,149,469
		Total Home Furnishings	$1,149,469
		Housewares - 0.1%
	120,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$127,800
		Total Housewares	$127,800
		Insurance - 5.6%
	4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$7,394,200
		Total Insurance	$7,394,200
		Internet - 1.5%
EUR	1,580,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)	$1,854,448
	95,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	110,782
		Total Internet	$1,965,230
		Iron/Steel - 2.8%
	870,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$938,513
	71,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	82,981
	200,000	Metinvest BV, 7.75%, 4/23/23 (144A)	212,993
	1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)	1,479,500
	870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	912,260
		Total Iron/Steel	$3,626,247
		Leisure Time - 1.7%
	100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$105,625
EUR	130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	167,445
	135,000	Carnival Corp., 10.5%, 2/1/26 (144A)	154,572
	615,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	619,612
	170,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	171,700
EUR	195,000	Pinnacle Bidco Plc, 5.5%, 2/15/25 (144A)	236,690
	125,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	135,954
	298,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	341,210
	Principal Amount USD ($)		Value
		Leisure Time - (continued)
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$243,162
		Total Leisure Time	$2,175,970
		Lodging - 0.8%
	410,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$446,896
	180,000	Hyatt Hotels Corp., 5.75%, 4/23/30	219,838
	150,000	Marriott International, Inc., 5.75%, 5/1/25	173,059
GBP	115,000	Wheel Bidco, Ltd., 6.75%, 7/15/26 (144A)	160,451
		Total Lodging	$1,000,244
		Machinery-Diversified - 0.4%
	500,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$514,375
		Total Machinery-Diversified	$514,375
		Media - 2.1%
	225,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$229,475
	665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	263,506
	1,660,000	Mav Acquisition Corp., 8.0%, 8/1/29 (144A)	1,624,725
GBP	420,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)	593,685
		Total Media	$2,711,391
		Mining - 2.3%
	445,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$473,925
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	521,800
	400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	433,500
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	432,969
	405,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	436,387
	323,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	356,915
	375,000	Vedanta Resources, Ltd., 6.375%, 7/30/22 (144A)	370,163
		Total Mining	$3,025,659
		Miscellaneous Manufacturers - 0.3%
	450,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$466,875
		Total Miscellaneous Manufacturers	$466,875
		Multi-National - 0.3%
IDR	4,840,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$351,241
		Total Multi-National	$351,241
		Oil & Gas - 13.7%
	1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$1,240,859
	1,450,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,450,000
	660,000	Cenovus Energy, Inc., 6.75%, 11/15/39	899,483
	995,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	1,067,177
	1,355,000	MC Brazil Downstream Trading SARL, 7.25%, 6/30/31 (144A)	1,405,677
	315,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	325,237
	280,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	288,750
	825,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	865,648
	605,000	Murphy Oil Corp., 6.375%, 7/15/28	639,624
	603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	612,799
	955,000	Occidental Petroleum Corp., 4.4%, 4/15/46	936,922
	626,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	326,954
	391,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	358,742
	610,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	672,275
	520,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	534,300
	595,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	447,636
	480,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	492,000
	1,100,000	SierraCol Energy Andina LLC, 6.0%, 6/15/28 (144A)	1,101,375
	1,610,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	1,593,691
	985,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,026,862
	950,000	Vine Energy Holdings LLC, 6.75%, 4/15/29 (144A)	990,375
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	694,212
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	76,145
		Total Oil & Gas	$18,046,743
		Oil & Gas Services - 1.2%
	521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$547,050
	750,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	660,000
	370,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)	396,494
		Total Oil & Gas Services	$1,603,544
		Packaging & Containers - 0.6%
	730,000	Greif, Inc., 6.5%, 3/1/27 (144A)	$768,325
		Total Packaging & Containers	$768,325
		Pharmaceuticals - 1.6%
	547,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	$574,350
	234,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	234,749
	465,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	485,925
	381,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	388,620
	493,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	487,330
		Total Pharmaceuticals	$2,170,974
		Pipelines - 5.8%
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$263,675
	555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	564,713
	510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	530,206
	Principal Amount USD ($)		Value
		Pipelines - (continued)
	450,000(d)	Energy Transfer LP, 3.143% (3 Month USD LIBOR + 302 bps), 11/1/66	$372,047
	915,000(b)(c)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	945,881
	420,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	433,734
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	109,150
	145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	140,650
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	335,400
	365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	375,038
	197,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	205,900
	845,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	903,542
	935,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	905,781
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,589,749
		Total Pipelines	$7,675,466
		REITs - 0.3%
	386,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$411,090
	10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	10,136
		Total REITs	$421,226
		Retail - 1.9%
	575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$569,250
	245,000	Ambience Merger Sub, Inc., 7.125%, 7/15/29 (144A)	248,062
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	496,238
	250,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	287,500
	418,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	442,545
	389,000	Staples, Inc., 7.5%, 4/15/26 (144A)	394,835
		Total Retail	$2,438,430
		Telecommunications - 5.8%
	695,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$685,444
	607,000	Altice France Holding SA, 10.5%, 5/15/27 (144A)	667,700
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	216,552
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	306,375
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	341,250
	96,866	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	100,741
	53,149(i)	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 13.0% (7.0% PIK 6.0% cash), 12/31/25 (144A)	53,016
	750,000	Digicel, Ltd., 6.75%, 3/1/23	707,812
	1,345,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	1,424,019
	340,000	Sprint Corp., 7.125%, 6/15/24	390,915
	850,000	Sprint Corp., 7.625%, 3/1/26	1,038,266
	770,000	Total Play Telecomunicaciones SA de CV, 7.5%, 11/12/25 (144A)	822,437
	875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	892,500
		Total Telecommunications	$7,647,027
		Transportation - 2.4%
	655,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$705,762
	700,000	Seaspan Corp., 6.5%, 4/29/26 (144A)	750,750
	575,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	614,767
	965,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,086,677
		Total Transportation	$3,157,956
		Trucking & Leasing - 0.3%
	325,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$370,500
		Total Trucking & Leasing	$370,500
		TOTAL CORPORATE BONDS
		(Cost $128,331,937)	$138,762,062
		FOREIGN GOVERNMENT BONDS - 2.8% of Net Assets
		Angola - 0.4%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$470,400
		Total Angola	$470,400
		Argentina - 0.0%†
	35,440	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$32,605
		Total Argentina	$32,605
		Bahrain - 0.2%
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$332,692
		Total Bahrain	$332,692
		Ghana - 0.6%
	320,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$306,930
	500,000	Ghana Government International Bond, 8.627%, 6/16/49	473,988
		Total Ghana	$780,918
		Mexico - 0.8%
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$49,520
MXN	18,385,500	Mexican Bonos, 8.0%, 12/7/23	965,753
		Total Mexico	$1,015,273
		Oman - 0.2%
	235,000	Oman Government International Bond, 6.75%, 10/28/27 (144A)	$263,506
		Total Oman	$263,506
	Principal Amount USD ($)		Value
		Ukraine - 0.6%
	750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$825,465
		Total Ukraine	$825,465
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $3,652,905)	$3,720,859
		INSURANCE-LINKED SECURITIES - 14.5% of Net Assets#
		Event Linked Bonds - 4.6%
		Earthquakes - U.S. - 0.2%
	250,000(d)	Torrey Pines Re Pte, 5.291% (3 Month U.S. Treasury Bill + 525 bps), 6/7/24 (144A)	$252,275
		Multiperil - Jamaica - 0.2%
	250,000	International Bank for Reconstruction & Development, 12/29/23	$249,875
		Multiperil - U.S. - 0.9%
	375,000+(d)	Caelus Re V, 0.543% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$33
	400,000+(d)	Caelus Re V, 0.543% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	4,000
	250,000(d)	Caelus Re V, 2.543% (3 Month U.S. Treasury Bill + 250 bps), 6/9/25 (144A)	25
	250,000(d)	Four Lakes Re, 7.043% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	250,925
	250,000(d)	Four Lakes Re, 9.543% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	250,925
	250,000(d)	Kilimanjaro Re, 4.94% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	250,750
	250,000(d)	Residential Reinsurance 2018 Re, 11.831% (3 Month U.S. Treasury Bill + 1,179 bps), 12/6/22 (144A)	245,750
	250,000(d)	Residential Reinsurance 2019, 12.271% (3 Month U.S. Treasury Bill + 1,223 bps), 12/6/23 (144A)	243,950
			$1,246,358
		Multiperil - U.S. & Canada - 1.7%
	250,000(d)	Hypatia, Ltd., 7.318% (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$260,825
	750,000(d)	Hypatia, Ltd., 10.418% (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	783,975
	250,000(d)	Kilimanjaro III Re, 11.293% (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	249,700
	250,000(d)	Kilimanjaro III Re, 11.293% (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	250,325
	750,000(d)	Mona Lisa Re, 8.043% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	754,050
			$2,298,875
		Multiperil – U.S. & Canada - 0.4%
	500,000(d)	Mystic Re IV, Ltd., 10.793% (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/25 (144A)	$499,550
		Pandemic - U.S. - 0.2%
	250,000(d)	Vitality Re XI, 1.841% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$243,850
		Windstorm - North Carolina - 0.2%
	250,000(d)	Cape Lookout Re, 3.293% (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$250,125
		Windstorm - Texas - 0.2%
	250,000(d)	Alamo Re II, 5.503% (1 Month U.S. Treasury Bill + 546 bps), 6/8/23 (144A)	$260,025
		Windstorm - U.S. Regional - 0.6%
	250,000	Matterhorn Re, 12/7/21 (144A)	$238,950
	250,000(d)	Matterhorn Re, 6.293% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	249,125
	250,000(d)	Matterhorn Re, 7.543% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	248,125
			$736,200
		Total Event Linked Bonds	$6,037,133
	Face Amount USD ($)
		Collateralized Reinsurance - 2.7%
		Multiperil - Massachusetts - 0.2%
	250,000+(a)(j)	Denning Re 2021, 7/31/25	$245,491
		Multiperil - U.S. - 0.4%
	250,000+(a)(j)	Ballybunion Re, 2/28/22	$261,264
	250,000+(j)	Dingle Re 2019, 2/1/22	5,131
	250,000+(j)	Port Royal Re 2021, 5/31/25	240,808
			$507,203
		Multiperil - U.S. Regional - 0.3%
	350,000+(a)	Ailsa Re 2021, 6/30/25	$352,195
		Multiperil - Worldwide - 0.9%
	650,000+(a)(j)	Cypress Re 2017, 1/31/22	$65
	462,683+(a)(j)	Dartmouth Re 2018, 1/31/22	97,672
	100,000+(a)(j)	Dartmouth Re 2021, 12/31/24	85,198
	27,000+(j)	Limestone Re, 3/1/23 (144A)	16,033
	250,000+(a)(j)	Merion Re 2021-1, 12/31/24	232,209
	250,000+(a)(j)	Old Head Re 2021, 12/31/24	225,331
	333,342+(a)(j)	Oyster Bay Re 2018, 1/31/22	302,541
	700,000+(a)(j)	Resilience Re, 5/1/22	–
	567,400+(a)(j)	Seminole Re 2018, 1/31/22	14,019
	250,000+(a)(j)	Walton Health Re 2019, 6/30/22	210,085
			$1,183,153
		Windstorm - Florida - 0.5%
	250,000+(a)(j)	Isosceles Re 2021, 6/30/25	$230,350
	750,000+(a)(j)	Portrush Re 2017, 6/15/22	478,575
			$708,925
		Windstorm - U.S. Multistate - 0.2%
	250,000+(j)	White Heron Re 2021, 6/30/25	$242,644
	Face Amount USD ($)		Value
		Windstorm - U.S. Regional - 0.2%
	350,000+(a)(j)	Oakmont Re 2020, 4/30/24	$282,639
		Total Collateralized Reinsurance	$3,522,250
		Reinsurance Sidecars - 7.2%
		Multiperil - U.S. - 0.4%
	1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21	$131,800
	250,000+(a)(j)	Carnoustie Re 2020, 12/31/23	33,900
	231,715+(a)(j)	Carnoustie Re 2021, 12/31/24	240,972
	400,000+(a)(j)	Castle Stuart Re 2018, 12/1/21	3,480
	1,000,000+(a)(k)	Harambee Re 2018, 12/31/21	2,700
	1,000,000+(k)	Harambee Re 2019, 12/31/22	5,100
	500,000+(a)(k)	Harambee Re 2020, 12/31/23	32,050
			$450,002
		Multiperil - U.S. Regional - 0.0%†
	250,000+(a)(j)	EC0009 Re, 1/31/22	$18,875
		Multiperil - Worldwide - 6.8%
	3,037+(k)	Alturas Re 2019-2, 3/10/22	$4,170
	24,550+(k)	Alturas Re 2019-3, 9/12/23	19,876
	60,078+(k)	Alturas Re 2020-2, 3/10/23	72,214
	225,450+(a)(k)	Alturas Re 2020-3, 9/30/24	228,223
	439,922+(a)(k)	Alturas Re 2021-2, 12/31/24	444,541
	500,000+(a)(j)	Bantry Re 2018, 12/31/21	5,700
	492,000+(a)(j)	Bantry Re 2019, 12/31/22	16,710
	470,033+(a)(j)	Bantry Re 2020, 12/31/23	68,719
	500,000+(a)(j)	Bantry Re 2021, 12/31/24	533,870
	1,579,039+(a)(j)	Berwick Re 2018-1, 12/31/21	151,717
	1,128,124+(a)(j)	Berwick Re 2019-1, 12/31/22	134,811
	993,323+(j)	Berwick Re 2020-1, 12/31/23	99
	1,000,000+(a)(j)	Berwick Re 2021-1, 12/31/24	1,080,429
	12,500+(j)	Eden Re II, 3/22/22 (144A)	3,717
	37,500+(j)	Eden Re II, 3/22/22 (144A)	11,793
	7,125+(j)	Eden Re II, 3/22/23 (144A)	37,547
	70,000+(a)(j)	Eden Re II, 3/22/24 (144A)	64,589
	600,000+(a)(j)	Eden Re II, Series B, 3/21/25 (144A)	593,640
	250,000+(a)(j)	Gleneagles Re 2018, 12/31/21	29,575
	221,708+(a)(j)	Gleneagles Re 2019, 12/31/22	4,955
	243,580+(a)(j)	Gleneagles Re 2020, 12/31/23	34,540
	250,000+(a)(j)	Gleneagles Re 2021, 12/31/24	264,030
	1,059,157+(a)(j)	Gullane Re 2018, 12/31/21	180,547
	900,000+(a)(j)	Gullane Re 2021, 12/31/24	971,804
	1,000+(j)	Limestone Re 2018, 3/1/22	–
	250,000+(k)	Lion Rock Re 2020, 1/31/22	–
	250,000+(a)(k)	Lion Rock Re 2021, 12/31/24	283,500
	750,000+(a)(k)	Lorenz Re 2018, 7/1/22	3,825
	498,977+(a)(k)	Lorenz Re 2019, 6/30/22	54,738
	63,338+(a)(k)	Lorenz Re 2020, 6/30/23	4,389
	336,662+(a)(k)	Lorenz Re 2020, 6/30/23	23,331
	500,000+(a)(j)	Merion Re 2018-2, 12/31/21	82,750
	500,000+(a)(j)	Merion Re 2021-2, 12/31/24	524,439
	1,000,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	21,054
	1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	20,743
	819,247+(a)(j)	Pangaea Re 2019-1, 2/1/23	17,071
	735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23	26,450
	810,646+(j)	Pangaea Re 2020-1, 2/1/24	17,203
	790,000+(a)(j)	Pangaea Re 2020-1, 12/31/24	829,012
	620,500+(j)	Pangaea Re 2020-3, 7/1/24	51,506
	250,000+(a)(k)	Phoenix One Re, 1/4/27	255,675
	200,000+(a)(j)	Sector Re V, 3/1/24 (144A)	123,750
	25,000+(a)(j)	Sector Re V, 12/1/24 (144A)	67,626
	225,000+(a)(j)	Sector Re V, 12/1/25 (144A)	227,904
	515,671+(j)	Sussex Re 2020-1, 12/31/22	25,938
	250,000+(a)(j)	Sussex Re 2021-1, 12/31/24	252,500
	500,000+(a)(k)	Thopas Re 2018, 12/31/21	2,500
	313,499+(a)(k)	Thopas Re 2019, 12/31/22	14,139
	300,000+(k)	Thopas Re 2020, 12/31/23	2,580
	250,000+(a)(k)	Thopas Re 2021, 12/31/24	260,775
	375,860+(a)(k)	Torricelli Re 2021, 7/31/25	385,670
	500,000+(a)(j)	Versutus Re 2018, 12/31/21	–
	441,274+(j)	Versutus Re 2019-A, 12/31/21	11,297
	58,727+(j)	Versutus Re 2019-B, 12/31/21	1,433
	500,000+(a)(k)	Viribus Re 2018, 12/31/21	–
	212,306+(a)(k)	Viribus Re 2019, 12/31/22	8,874
	240,783+(a)(k)	Viribus Re 2020, 12/31/23	1,758
	216,242+(a)(k)	Viribus Re 2021, 12/31/24	221,735
	507,289+(a)(j)	Woburn Re 2018, 12/31/21	37,134
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	499,829+(a)(j)	Woburn Re 2019, 12/31/22	$140,652
			$8,959,767
		Total Reinsurance Sidecars	$9,428,644
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $20,435,757)	$18,988,027
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 7.0% of Net Assets*(d)
		Aerospace & Defense - 0.7%
	535,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$539,013
	145,910	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	149,740
	322,963	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.34% (LIBOR + 425 bps), 6/19/26	312,668
		Total Aerospace & Defense	$1,001,421
		Airlines - 0.1%
	175,000	AAdvantage Loyalty IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/20/28	$180,031
		Total Airlines	$180,031
		Buildings & Real Estate - 0.3%
	386,479	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	$387,238
		Total Buildings & Real Estate	$387,238
		Computers & Electronics - 0.5%
	268,224	Natel Engineering Co., Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 4/30/26	$258,165
	383,082	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 3.842% (LIBOR + 375 bps), 8/27/25	384,040
		Total Computers & Electronics	$642,205
		Diversified & Conglomerate Manufacturing - 0.1%
	97,000	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	$96,515
		Total Diversified & Conglomerate Manufacturing	$96,515
		Diversified & Conglomerate Service - 1.4%
	236,068	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	$227,708
	552,308	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	535,640
	668,602	First Brands Group LLC, 2021 First Lien Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	677,516
	365,278	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	354,015
		Total Diversified & Conglomerate Service	$1,794,879
		Entertainment & Leisure - 1.0%
	1,259,063	Enterprise Development Authority, Term B Loan, 5.0% (LIBOR + 425 bps), 2/28/28	$1,265,358
		Total Entertainment & Leisure	$1,265,358
		Healthcare, Education & Childcare - 0.5%
	105,093	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$102,843
	99,750	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.5% (LIBOR + 375 bps), 8/31/26	99,866
	491,250	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	492,631
		Total Healthcare, Education & Childcare	$695,340
		Home Furnishings - 0.3%
	385,000	Instant Brands Holdings, Inc. Term Loan, 5.75% (LIBOR + 500 bps), 4/12/28	$385,000
		Total Home Furnishings	$385,000
		Leisure & Entertainment - 0.1%
	191,703	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$181,619
		Total Leisure & Entertainment	$181,619
		Machinery - 0.4%
	492,498	MHI Holdings LLC, Initial Term Loan, 5.087% (LIBOR + 500 bps), 9/21/26	$494,345
		Total Machinery	$494,345
		Media - 0.0%†
	975	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 2.343% (LIBOR + 225 bps), 7/17/25	$961
	613	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.343% (LIBOR + 225 bps), 1/15/26	605
		Total Media	$1,566
		Oil & Gas - 0.5%
	643,952	Traverse Midstream Partners LLC, Advance Term Loan, 6.5% (LIBOR + 550 bps), 9/27/24	$644,986
		Total Oil & Gas	$644,986
		Retail - 0.3%
	398,000	Great Outdoors Group LLC, Term Loan B-1, 5.0% (LIBOR + 425 bps), 3/6/28	$399,045
		Total Retail	$399,045
		Securities & Trusts - 0.6%
	641,500	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$699,235
	46,500	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	50,685
		Total Securities & Trusts	$749,920
	Principal Amount USD ($)		Value
		Transportation - 0.2%
	316,875	Envision Healthcare Corp., Initial Term Loan, 3.842% (LIBOR + 375 bps), 10/10/25	$271,868
		Total Transportation	$271,868
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $8,901,031)	$9,191,336

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
18,332^(l)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	–(m)	10/23/22	$–
18,332^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	–(m)	10/23/22	–
						$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)					$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
800,000	Put EUR Call USD	JPMorgan Chase Bank NA EUR	11,348 EUR	1.17	2/4/22	$7,346
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $11,348)					$7,346
	TOTAL OPTIONS PURCHASED
	(Premiums paid $11,348)					$7,346
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 145.6%
	(Cost $182,083,258)					$191,040,565
	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(800,000)	Call EUR Put USD	JPMorgan Chase Bank NA EUR	11,348 EUR	1.25	2/4/22	$(2,711)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(11,348))					$(2,711)
	OTHER ASSETS AND LIABILITIES - (45.6)%					$(59,796,927)
	NET ASSETS - 100.0%					$131,240,927

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $143,672,165, or 109.5% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2021.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2021.
(e)	Security is priced as a unit.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2021.
(h)	Security is in default.
(i)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(m)	Strike price is 1 Mexican Peso (MXN).
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(o)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	52.2%
	Bermuda	10.1
	Canada	7.7
	Luxembourg	6.7
	Mexico	4.0
	United Kingdom	2.5
	Cayman Islands	2.0
	Netherlands	1.8
	Turkey	1.5
	France	1.2
	Ireland	1.1
	Italy	1.0
	Other (individually less than 1%)	8.2
		100.0%

#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2021	7/12/2021	$ 350,000	$ 352,195
Alamo Re II	5/29/2020	250,000	260,025
Alturas Re 2019-2	12/19/2018	3,037	4,170
Alturas Re 2019-3	6/26/2019	24,550	19,876
Alturas Re 2020-2	1/1/2020	60,078	72,214
Alturas Re 2020-3	8/3/2020	225,450	228,223
Alturas Re 2021-2	2/16/2021	439,922	444,541
Ballybunion Re	12/31/2019	250,673	261,264
Bantry Re 2018	2/6/2019	5,689	5,700
Bantry Re 2019	2/1/2019	–	16,710
Bantry Re 2020	2/4/2020	26,121	68,719
Bantry Re 2021	1/11/2021	500,000	533,870
Berwick Re 2018-1	1/10/2018	260,379	151,717
Berwick Re 2019-1	12/31/2018	134,801	134,811
Berwick Re 2020-1	9/24/2020	–	99
Berwick Re 2021-1	12/28/2020	1,000,000	1,080,429
Caelus Re V	4/27/2017	400,000	4,000
Caelus Re V	4/27/2017	375,000	33
Caelus Re V	5/4/2018	250,000	25
Cape Lookout Re	3/9/2021	250,000	250,125
Carnoustie Re 2017	1/5/2017	237,757	131,800
Carnoustie Re 2020	7/16/2020	11,377	33,900
Carnoustie Re 2021	1/25/2021	231,715	240,972
Castle Stuart Re 2018	12/20/2017	84,073	3,480
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	188,086	97,672
Dartmouth Re 2021	1/19/2021	74,895	85,198
Denning Re 2021	7/28/2021	244,573	245,491
Dingle Re 2019	3/4/2019	–	5,131
EC0009 Re	1/22/2018	56,524	18,875
Eden Re II	12/15/2017	747	3,717
Eden Re II	1/23/2018	867	11,793
Eden Re II	12/23/2019	70,000	64,589
Eden Re II	1/22/2019	836	37,547
Eden Re II, Series B	1/25/2021	600,000	593,640
Four Lakes Re	11/5/2020	250,000	250,925
Four Lakes Re	11/5/2020	250,000	250,925
Gleneagles Re 2018	1/11/2018	20,068	29,575
Gleneagles Re 2019	12/31/2018	–	4,955
Gleneagles Re 2020	6/24/2020	12,113	34,540
Gleneagles Re 2021	1/13/2021	250,000	264,030
Gullane Re 2018	3/26/2018	109,370	180,547
Gullane Re 2021	2/23/2021	900,000	971,804
Harambee Re 2018	12/19/2017	50,410	2,700
Harambee Re 2019	12/20/2018	–	5,100
Harambee Re 2020	2/27/2020	13,217	32,050
Hypatia, Ltd.	4/9/2021	260,460	260,825
Hypatia, Ltd.	7/10/2020	778,497	783,975
International Bank for Reconstruction & Development	7/19/2021	250,000	249,875
Isosceles Re 2021	7/19/2021	227,760	230,350
Kilimanjaro III Re	4/8/2021	250,000	250,325
Kilimanjaro III Re	4/8/2021	250,000	249,700
Kilimanjaro Re	6/12/2020	247,356	250,750
Limestone Re	6/20/2018	230	16,033
Limestone Re 2018	6/20/2018	1,000	–
Lion Rock Re 2020	12/30/2019	–	–
Lion Rock Re 2021	3/1/2021	250,000	283,500
Lorenz Re 2018	6/26/2018	161,003	3,825
Lorenz Re 2019	6/26/2019	158,316	54,738
Lorenz Re 2020	8/11/2020	3,822	4,389
Lorenz Re 2020	8/12/2020	20,317	23,331
Matterhorn Re	6/25/2020	241,213	238,950
Matterhorn Re	1/29/2020	250,000	249,125
Matterhorn Re	12/20/2019	250,000	248,125
Merion Re 2018-2	12/28/2017	20,576	82,750
Merion Re 2021-1	1/19/2021	216,019	232,209
Merion Re 2021-2	12/28/2020	500,000	524,439
Mona Lisa Re	12/30/2019	753,208	754,050
Mystic Re IV, Ltd.	6/9/2021	500,000	499,550
Oakmont Re 2020	12/3/2020	239,355	282,639
Old Head Re 2021	1/22/2021	189,818	225,331
Oyster Bay Re 2018	1/17/2018	297,524	302,541
Pangaea Re 2018-1	1/11/2018	143,008	21,054
Pangaea Re 2018-3	5/31/2018	240,861	20,743
Pangaea Re 2019-1	1/9/2019	8,601	17,071
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2020-1	1/21/2020	–	17,203
Pangaea Re 2020-1	1/28/2021	790,000	829,012
Pangaea Re 2020-3	9/15/2020	–	51,506
Phoenix One Re	12/21/2020	250,000	255,675
Port Royal Re 2021	6/17/2021	238,217	240,808
Portrush Re 2017	6/12/2017	575,239	478,575
Residential Reinsurance 2018 Re	11/15/2018	250,000	245,750
Residential Reinsurance 2019	11/5/2019	250,000	243,950
Resilience Re	2/8/2017	338	–
Sector Re V	12/4/2019	25,000	67,626
Sector Re V	4/23/2019	200,000	123,750
Sector Re V	12/21/2020	225,000	227,904
Seminole Re 2018	1/2/2018	4,931	14,019
Sussex Re 2020-1	1/21/2020	–	25,938
Sussex Re 2021-1	1/26/2021	250,000	252,500
Thopas Re 2018	12/12/2017	65,404	2,500
Thopas Re 2019	2/13/2019	11,878	14,139
Thopas Re 2020	12/30/2019	–	2,580
Thopas Re 2021	1/22/2021	250,000	260,775
Torrey Pines Re Pte	3/12/2021	250,000	252,275
Torricelli Re 2021	7/2/2021	375,860	385,670
Versutus Re 2018	12/20/2017	329	–
Versutus Re 2019-A	1/28/2019	–	11,297
Versutus Re 2019-B	12/24/2018	–	1,433
Viribus Re 2018	12/22/2017	39,450	–
Viribus Re 2019	3/25/2019	–	8,874
Viribus Re 2020	3/12/2020	24,541	1,758
Viribus Re 2021	2/1/2021	216,242	221,735
Vitality Re XI	1/23/2020	250,000	243,850
Walton Health Re 2019	7/18/2019	154,248	210,085
White Heron Re 2021	6/9/2021	240,813	242,644
Woburn Re 2018	3/20/2018	179,399	37,134
Woburn Re 2019	1/30/2019	123,352	140,652
Total Restricted Securities			$18,988,027
% of Net assets			14.5%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency	Purchased	In Exchange for Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	85,648	EUR	(70,000)	Goldman Sachs International	8/26/21	$2,618
USD	436,160	EUR	(358,000)	HSBC Bank USA NA	8/26/21	11,523
USD	856,471	GBP	(605,000)	HSBC Bank USA NA	8/24/21	15,934
EUR	172,750	USD	(205,671)	JPMorgan Chase Bank NA	9/28/21	(623)
EUR	1,655,000	USD	(1,949,948)	JPMorgan Chase Bank NA	10/27/21	15,594
USD	471,355	EUR	(385,000)	State Street Bank & Trust Co.	8/26/21	14,693
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$59,739

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2		Level 3	Total
Common Stocks
Energy Equipment & Services	$411,884	$–		$123,317	$535,201
Oil, Gas & Consumable Fuels	213,022	–		93,000	306,022
Specialty Retail	–	–		64,395	64,395
All Other Common Stock	130	–		–	130
Preferred Stocks
Diversified Financial Services	–	541,250		–	541,250
Internet	–	52,221		–	52,221
All Other Preferred Stock	76,881	–		–	76,881
Asset Backed Securities	–	2,440,150		–	2,440,150
Collateralized Mortgage Obligations	–	136,321		–	136,321
Commercial Mortgage-Backed Securities	–	13,488,296		–	13,488,296
Convertible Corporate Bonds	–	2,730,068		–	2,730,068
Corporate Bonds	–	138,762,062		–	138,762,062
Foreign Government Bonds	–	3,720,859		–	3,720,859
Insurance-Linked Securities
Event Linked Bonds
Multiperil - U.S.	–	1,242,325		4,033	1,246,358
Collateralized Reinsurance
Multiperil - Massachusetts	–	–		245,491	245,491
Multiperil - U.S.	–	–		507,203	507,203
Multiperil - U.S. Regional	–	–		352,195	352,195
Multiperil - Worldwide	–	–		1,183,153	1,183,153
Windstorm - Florida	–	–		708,925	708,925
Windstorm - U.S. Multistate	–	–		242,644	242,644
Windstorm - U.S. Regional	–	–		282,639	282,639
Reinsurance Sidecars
Multiperil - U.S.	–	–		450,002	450,002
Multiperil - U.S. Regional	–	–		18,875	18,875
Multiperil - Worldwide	–	–		8,959,767	8,959,767
All Other Insurance-Linked Securities	–	4,790,775		–	4,790,775
Senior Secured Floating Rate Loan Interests	–	9,191,336		–	9,191,336
Over The Counter (OTC) Call Option Purchased	–	–	*	–	–	*
Over The Counter (OTC) Currency Put Option Purchased	–	7,346		–	7,346
Total Investments in Securities	$701,917	$177,103,009		$13,235,639	$191,040,565
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(2,711)		$–	$(2,711)
Net unrealized appreciation on forward foreign currency exchange contracts	–	59,739		–	59,739
Total Other Financial Instruments	$–	$57,028		$–	$57,028
* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/21		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out to Level 3 categories*	Balance as of 7/31/21
Common Stocks
Energy Equipment & Services	$	$ 123,317	$--	$--	$--	$--	$--	$--	$123,317
Oil, Gas & Consumable Fuels		93,000	--	--	--	--	--	--	93,000
Specialty Retail		64,395	--	--	--	--	--	--	64,395
Insurance-Linked Securities
Event Linked Bonds
Multiperil - U.S.		73	--	3,960	--	--	--	--	4,033
Collateralized Reinsurance
Multiperil - Massachusetts		250,849	--	(5,152)	244,573	(244,779)	--	--	245,491
Multiperil - U.S.		528,848	--	(29,698)	237,856	(230,164)	361	--	507,203
Multiperil - U.S. Regional		373,053	--	(20,858)	350,000	(350,000)	--	--	352,195
Multiperil - Worldwide		1,246,374	--	19,689	--	(82,910)	--	--	1,183,153
Windstorm - Florida		478,575	--	2,590	227,760	--	--	--	708,925
Windstorm - U.S. Multistate		--	--	1,831	240,483	--	330	--	242,644
Windstorm - U.S. Regional		541,181	--	(23,202)	--	(231,663)	(3,677)	--	282,639
Reinsurance Sidecars
Multiperil – U.S.		480,179	--	(13,509)	--	(16,668)	--	--	450,002
Multiperil – U.S. Regional		19,750	--	(875)	--	--	--	--	18,875
Multiperil – Worldwide		9,748,562	(152,741)	146,556	375,860	(1,158,470)	--	--	8,959,767
Total		$13,948,156	$(152,741)	$81,332	$1,676,532	$(2,314,654)	$(2,986)	$--	$13,235,639

*	Transfers are calculated on the beginning of period values. For the three months ended July 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2021: $199,266.